Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 360	$ 334	$ (433)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	248	205	269
Gain from sale and disposal of property and equipment	(14)
Currency fluctuation of deposits and loans	70	(16)	(171)
Severance pay, net	39	29	(9)
Share-based compensation expense	124	130	302
Issuance of shares to service provider	23
Change in fair value of contingent consideration related to acquisition	(178)
Decrease (increase) in trade receivables, net	(857)	(927)	1,993
Decrease (increase) in other accounts receivable and other assets	(274)	(235)	305
Decrease in inventories	189	340	875
Increase (decrease) in trade payables	(70)	203	(1,764)
Increase (decrease) in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities	(21)	307	(283)
Net cash provided by (used in) operating activities	(361)	370	1,084
Cash flows from investing activities:
Purchase of property and equipment	(139)	(66)	(60)
Proceeds from sale of property and equipment	15		28
Change in long-term bank deposits	10	275	(49)
Acquisition of business	(154)
Change in loan granted related to acquisition of business		(256)
Net cash used in investing activities	(268)	(47)	(81)
Cash flows from financing activities:
Proceeds from issuance of shares, net	1,260	760	1,725
Proceeds from exercise of options	30
Repayment of deferred consideration related to the Dimex acquisition		(59)	(130)
Proceeds from long term loan	3,680
Repayment of short and long-term loans	(4,474)	(1,127)	(2,081)
Net cash provided by (used in) financing activities	496	(426)	(486)
Increase (decrease) in cash and cash equivalents	(133)	(103)	517
Cash and cash equivalents at the beginning of the year	1,419	1,522	1,005
Cash and cash equivalents at the end of the year	1,286	1,419	1,522
(a) Net cash paid during the year for:
Interest	190	207	351
Taxes	12	13	19
(a) Acquisition of iDnext Ltd. And Next-Line Ltd.:
Fair value of net tangible assets acquired at acquisition date	80
Fair value of net intangible assets acquired at acquisition date	806
Less-amount acquired by converting loan into shares	(256)
Less-Contingent consideration on account of acquisition	(178)
Less-amount acquired by issuance of shares	(298)
Net cash used to pay for Acquisition of iDnext Ltd. and Next-Line Ltd.	$ 154